Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventories
Stock of materials	$ 42,022	$ 49,222
Inventory write-down	100	4,700
Inventory recognized as an expense	$ 267,500	$ 216,300